Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 21 – SUBSEQUENT EVENTS

On January 9, 2018, the Company’s Board of Directors approved the strategic partnership agreement between the Company and NW Blockchain Limited (“NWBL”), a blockchain developer which is newly incorporated in 2018 and focuses on environmental protection projects. Pursuant to the agreement, NWBL will help the Company identify and develop potential customers with blockchain technology. As of the filing date, NWBL had no activities and no transactions occurred under the strategic partnership agreement.

In April 2018, the Company received proceeds of a loan from Qingdao Metro Leasing Co., Ltd. in the amount of approximately $4,611,000 (RMB 30,000,000). The loan bears a nominal interest rate of 6.00% per annum and is due in 36 months. The loan is guaranteed by Yuebiao Li, his wife, Zhuo Zhang and her husband and pledged by the Company’s equipment in the original cost of approximately $6,629,000 (RMB 43,131,575). The Company paid security deposit of approximately $461,000 (RMB 3,000,000) and debt issuance costs of approximately $277,000 (RMB 1,800,000) in cash.